ALPS ETF TRUST

ALPS Equal Sector Weight ETF

(the “Fund”)

SUPPLEMENT DATED JUNE 23, 2026, TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2026, AS SUPPLEMENTED

Effective June 1, 2026, shares of the Fund are no longer offered under this Statement of Additional Information. Effective June 1, 2026, shares of the Fund are offered under a separate Statement of Additional Information dated June 1, 2026.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE